Stock Incentive Plan - Schedule of Stock-Based Compensation Expense by Functional Area (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 709,394	$ 790,755
Research and development
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	105,255	142,118
Selling, general and administrative
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 604,139	$ 648,637